Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
EQ/International Equity Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQ/International Equity Index Portfolio – Class IA, IB and K Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 6% of the average value of the Portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies represented in the FTSE 100 Index (“FTSE 100”), TOPIX Index (“TOPIX”), DJ EuroSTOXX 50 Index (“EuroSTOXX 50”), and S&P/ASX 200 Index (“S&P/ASX 200”). The Portfolio will allocate its assets approximately 25% to securities in the FTSE 100, 25% to securities in the TOPIX, 40% to securities in the EuroSTOXX 50, and 10% to securities in the S&P/ASX 200. Actual allocations may vary by up to 3%. The FTSE 100 Index represents the performance of the 100 largest UK-domiciled blue chip companies. The TOPIX Index comprises all companies listed on the First Section of the Tokyo Stock Exchange (approximately 2000 companies). The DJ EuroSTOXX 50 Index index represents the performance of the 50 largest companies in 11 Eurozone countries. The S&P/ASX 200 Index represents the 200 largest and most liquid publicly listed companies in Australia. Each of these indices is weighted by market capitalization.

The Portfolio’s investments will be selected by a stratified sampling construction process in which the Sub-Adviser selects a subset of the companies represented in each index based on the Sub-Adviser’s analysis of key risk factors and other characteristics. Such factors include industry weightings, market capitalizations, return variability, and yields. This strategy is commonly referred to as an indexing strategy.

		The Portfolio also may lend its portfolio securities to earn additional income.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

The following risks are described in alphabetical order and not in order of importance or potential exposure.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

European Economic Risk: The European Union’s (the “EU”) Economic and Monetary Union (the “EMU”) requires member countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact the Portfolio’s investments and cause it to lose money. In recent years, the European financial markets have been negatively impacted by concerns relating to rising government debt levels and national unemployment; possible default on or restructuring of sovereign debt in several European countries; and economic downturns. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe may adversely affect the euro’s exchange rate and value and may continue to impact the economies of every European country. In June 2016, the United Kingdom (the “UK”) voted to withdraw from the EU, commonly referred to as “Brexit.” The impact of Brexit is so far uncertain. The negative impact on not only the UK and European economies but also the broader global economy could be significant, potentially resulting in increased volatility and illiquidity, which could adversely affect the value of the Portfolio’s investments. Any further withdrawals from the EU could cause additional market disruption globally.
Index Strategy Risk: The Portfolio employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Sector Risk: From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

		Securities Lending Risk: The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Portfolio’s securities lending agent may indemnify the Portfolio against that risk. The Portfolio will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Portfolio may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2017 compared to the returns of a broad-based securities market index. The additional index shows how the Portfolio’s performance compared with the returns of another index that has characteristics relevant to the Portfolio’s investment strategies and more closely reflects the securities in which the Portfolio invests. The return of the broad-based market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

		The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2017 compared to the returns of a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The additional index shows how the Portfolio’s performance compared with the returns of another index that has characteristics relevant to the Portfolio’s investment strategies and more closely reflects the securities in which the Portfolio invests.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns — Class IB
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter (% and time period)	Worst quarter (% and time period)
25.05% (2009 2nd Quarter)	–26.12% (2008 4th Quarter)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
EQ/International Equity Index Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	978
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	252
5 Years	rr_ExpenseExampleNoRedemptionYear05	439
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 978
One Year	rr_AverageAnnualReturnYear01	23.16%
Five Years	rr_AverageAnnualReturnYear05	6.86%
Ten Years	rr_AverageAnnualReturnYear10	(0.54%)
EQ/International Equity Index Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	978
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	252
5 Years	rr_ExpenseExampleNoRedemptionYear05	439
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 978
2008	rr_AnnualReturn2008	(50.83%)
2009	rr_AnnualReturn2009	27.45%
2010	rr_AnnualReturn2010	5.24%
2011	rr_AnnualReturn2011	(12.20%)
2012	rr_AnnualReturn2012	16.14%
2013	rr_AnnualReturn2013	21.48%
2014	rr_AnnualReturn2014	(6.85%)
2015	rr_AnnualReturn2015	(2.12%)
2016	rr_AnnualReturn2016	2.15%
2017	rr_AnnualReturn2017	23.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.12%)
One Year	rr_AverageAnnualReturnYear01	23.29%
Five Years	rr_AverageAnnualReturnYear05	6.88%
Ten Years	rr_AverageAnnualReturnYear10	(0.64%)
EQ/International Equity Index Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
1 Year	rr_ExpenseExampleNoRedemptionYear01	55
3 Years	rr_ExpenseExampleNoRedemptionYear03	173
5 Years	rr_ExpenseExampleNoRedemptionYear05	302
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 677
One Year	rr_AverageAnnualReturnYear01	23.59%
Five Years	rr_AverageAnnualReturnYear05	7.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2011
EQ/International Equity Index Portfolio | International Proxy Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.36%
Five Years	rr_AverageAnnualReturnYear05	7.84%
Ten Years	rr_AverageAnnualReturnYear10	1.67%
EQ/International Equity Index Portfolio | MSCI EAFE Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.03%
Five Years	rr_AverageAnnualReturnYear05	7.90%
Ten Years	rr_AverageAnnualReturnYear10	1.94%